Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2026
Basis of Preparation [Abstract]
Schedule of Exchange Rates of Main Foreign Currencies
The table below shows the exchange rates compared to the Euro of the main foreign currencies used by the Group.

	Average for the six months ended June 30, 2026	At June 30, 2026	At December 31, 2025	Average for the six months ended June 30, 2025	At June 30, 2025
U.S. Dollar	1.167	1.139	1.175	1.093	1.172
Swiss Franc	0.918	0.922	0.931	0.941	0.935
Chinese Renminbi	8.007	7.731	8.226	7.924	8.397
Pound Sterling	0.867	0.862	0.873	0.842	0.856
Hong Kong Dollar	9.127	8.935	9.146	8.517	9.200
Singapore Dollar	1.491	1.475	1.511	1.446	1.494
United Arab Emirates Dirham	4.284	4.184	4.315	4.013	4.304
Japanese Yen	184.459	185.080	184.090	162.120	169.170
South Korea Won	1,730.659	1,767.080	1,696.940	1,556.502	1,588.210